Property and equipment - Changes in property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in property and equipment
Balance at the beginning	R$ 188,019
Changes in property and equipment	51,248	R$ 36,152
Addition	8,142	9,830
Business Combination		5,281
Transfer	0	0
Write-offs	(146)	(15)
Exchange rate changes	(378)
Changes in property and equipment	58,866	51,248
Balance at the end	167,547	188,019
Gross carrying amount [member]
Changes in property and equipment
Changes in property and equipment	78,478	56,010
Addition	14,456	15,687
Business Combination		6,464
Transfer	1,777	410
Write-offs	(614)	(93)
Exchange rate changes	(600)
Changes in property and equipment	93,497	78,478
Accumulated depreciation
Changes in property and equipment
Changes in property and equipment	(27,230)	(19,858)
Addition	(6,314)	(5,857)
Business Combination		(1,183)
Transfer	(1,777)	(410)
Write-offs	468	78
Exchange rate changes	222
Changes in property and equipment	(34,631)	(27,230)
Furniture and Equipment
Changes in property and equipment
Balance at the beginning	21,532
Balance at the end	25,138	21,532
Furniture and Equipment | Gross carrying amount [member]
Changes in property and equipment
Changes in property and equipment	23,601	14,012
Addition	12,028	3,552
Business Combination		6,464
Transfer	1,093	(409)
Write-offs	(614)	(18)
Exchange rate changes	(600)
Changes in property and equipment	35,508	23,601
Furniture and Equipment | Accumulated depreciation
Changes in property and equipment
Changes in property and equipment	(2,069)	(5,064)
Addition	(2,759)	(373)
Business Combination		(1,183)
Transfer	(5,855)	4,529
Write-offs	91	22
Exchange rate changes	222
Changes in property and equipment	(10,370)	(2,069)
Communication and network equipment [member]
Changes in property and equipment
Balance at the beginning	15,624
Balance at the end	3,543	15,624
Communication and network equipment [member] | Gross carrying amount [member]
Changes in property and equipment
Changes in property and equipment	15,636	14,390
Addition	424	1,253
Transfer	847
Write-offs		(7)
Changes in property and equipment	16,907	15,636
Communication and network equipment [member] | Accumulated depreciation
Changes in property and equipment
Changes in property and equipment	(12)	(73)
Addition	(160)	(6)
Transfer	(13,570)	66
Write-offs	377	1
Changes in property and equipment	(13,365)	(12)
Construction in progress [member]
Changes in property and equipment
Balance at the beginning	1,794
Balance at the end	2,020	1,794
Construction in progress [member] | Gross carrying amount [member]
Changes in property and equipment
Changes in property and equipment	1,794
Addition	226	2,254
Transfer		(460)
Changes in property and equipment	2,020	1,794
Right-of-use assets [member]
Changes in property and equipment
Balance at the beginning	136,771
Balance at the end	108,680	136,771
Buildings [member]
Changes in property and equipment
Balance at the beginning	12,298
Balance at the end	28,166	12,298
Buildings [member] | Gross carrying amount [member]
Changes in property and equipment
Changes in property and equipment	37,447	27,608
Addition	1,778	8,628
Transfer	(163)	1,279
Write-offs		(68)
Changes in property and equipment	39,062	37,447
Buildings [member] | Accumulated depreciation
Changes in property and equipment
Changes in property and equipment	(25,149)	(14,721)
Addition	(3,395)	(5,478)
Transfer	17,648	(5,005)
Write-offs		55
Changes in property and equipment	R$ (10,896)	R$ (25,149)